SUBSEQUENT EVENTS (UNAUDITED) (Details Textual) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2013	Feb. 18, 2015	Mar. 31, 2015	Jan. 23, 2015
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues	$ 5,816,799
Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase Order Receipt Value		1,300,000
Purchase Order Value		10,000
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			312.5	265
Stock Issued During Period, Value, New Issues			3,125,500
Subsequent Event [Member] | Tranche A Warrants [Member]
Subsequent Event [Line Items]
Warrant Expiration Term				18 months
Stock Repurchased During Period, Shares				1,266,665
Class of Warrant or Right, Exercise Price of Warrants or Rights				1.00
Subsequent Event [Member] | Tranche B Warrants [Member]
Subsequent Event [Line Items]
Warrant Expiration Term				5 years
Stock Repurchased During Period, Shares				1,266,665
Class of Warrant or Right, Exercise Price of Warrants or Rights				1.10
Warrants and Rights Outstanding				2,700,000